Revenue from contracts with customers	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenue from contracts with customers
6.	Revenue from contracts with customers

6.1	Disaggregated revenue information
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2021
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	7,410,771	—	7,410,771
Medium-duty engines	7,065,283	—	7,065,283
Light-duty engines	2,429,745	—	2,429,745
Other products and services ( i )	4,304,918	77	4,304,995
Revenue from hospitality operations	43,417	11,719	55,136

Total revenue from contracts with customers	21,254,134	11,796	21,265,930

Geographical markets
People’s Republic of China	21,206,280	—	21,206,280
Other countries	47,854	11,796	59,650

Total revenue from contracts with customers	21,254,134	11,796	21,265,930

Timing of revenue recognition
At a point in time	21,210,718	8,067	21,218,785
Over time	43,416	3,729	47,145

Total revenue from contracts with customers	21,254,134	11,796	21,265,930

	31.12.2022
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	5,061,991	—	5,061,991
Medium-duty engines	5,066,622	—	5,066,622
Light-duty engines	1,910,923	—	1,910,923
Other products and services ( i )	3,910,703	176	3,910,879
Revenue from hospitality operations	47,527	32,694	80,221

Total revenue from contracts with customers	15,997,766	32,870	16,030,636

Geographical markets
People’s Republic of China	15,886,210	—	15,886,210
Other countries	111,556	32,870	144,426

Total revenue from contracts with customers	15,997,766	32,870	16,030,636

Timing of revenue recognition
At a point in time	15,950,239	7,702	15,957,941
Over time	47,527	25,168	72,695

Total revenue from contracts with customers	15,997,766	32,870	16,030,636

	31.12.2023
Segments	Yuchai	HLGE	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	5,552,544	—	5,552,544	781,652
Medium-duty engines	5,696,186	—	5,696,186	801,873
Light-duty engines	1,621,538	—	1,621,538	228,270
Other products and services ( i )	5,089,069	154	5,089,223	716,429
Revenue from hospitality operations	55,943	30,915	86,858	12,227

Total revenue from contracts with customers	18,015,280	31,069	18,046,349	2,540,451

Geographical markets
People’s Republic of China	17,877,450	—	17,877,450	2,516,675
Other countries	137,830	31,069	168,899	23,776

Total revenue from contracts with customers	18,015,280	31,069	18,046,349	2,540,451

Timing of revenue recognition
At a point in time	17,959,337	8,115	17,967,452	2,529,344
Over time	55,943	22,954	78,897	11,107

Total revenue from contracts with customers	18,015,280	31,069	18,046,349	2,540,451

Note:

(i)	included sales of power generator sets, NEV products and others.

6.2	Contract balances

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Trade receivables (Note 15)	1,516,215	1,093,788	153,976
Capitalized contract cost	197,692	122,627	17,263
Contract liabilities (Note 24)	695,076	691,427	97,334

The contract liabilities comprise short-term advance received from customers and unfulfilled service-type maintenance service. The advance received from customers is recognized as revenue upon the delivery of goods, and the contract liability arising from unfulfilled service-type warranty is recognized upon the completion of the maintenance services. According to the business customary practice, the remaining performance obligations (unfulfilled service-type maintenance service) at the year-end
is expected to be satisfied within 2 years.

(a)	Set out below is the amount of revenue recognized from:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Amounts included in contract liabilities	544,495	640,864	90,217

(b)	Capitalized contract costs

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to the projects on development of technology know-how
At January 1	147,499	197,692	27,830
Addition	50,193	14,628	2,059
Recognized in income statement	—	(89,693)	(12,626)

At December 31	197,692	122,627	17,263

6.3	Performance obligations
The transaction price allocated to the remaining unsatisfied performance obligations as of 31 December are, as follows:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Within one year	117,906	102,978	14,497
More than one year	77,339	52,214	7,350

Total unfulfilled service-type maintenance service (Note 24)	195,245	155,192	21,847